DETAILS OF CASH FLOWS - Non-cash financing activities (Details) - CAD shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Value of stapled units issued	CAD 977	CAD 2,097
Stapled Units
Units issued under the stapled unit plan (in units)	22	56
Value of stapled units issued	CAD 977	CAD 2,097